Vessels, net/Advances for vessel acquisition/Assets held for sale, Advances for Vessel Acquisitions (Details)			6 Months Ended
	May 02, 2023 USD ($) m³	Apr. 26, 2023 USD ($) m³	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Advances for Vessel Acquisitions [Abstract]
Beginning balance			$ 0
Advances for vessel acquisition and other vessel pre-delivery costs			3,390,000
Ending balance			3,390,000
Advances for vessel acquisition			$ 3,390,000	$ 0
LPG Dream Syrax [Member]
Advances for Vessel Acquisitions [Abstract]
Vessel capacity | m³	5,000	5,000
Purchase price	$ 17,000,000	$ 17,000,000
Advances for vessel acquisition		$ 1,700,000
Percentage of vessel purchase price paid as advance		10.00%
LPG Dream Vermax [Member]
Advances for Vessel Acquisitions [Abstract]
Vessel capacity | m³	5,000	5,000
Purchase price	$ 17,000,000	$ 17,000,000
Advances for vessel acquisition		$ 1,700,000
Percentage of vessel purchase price paid as advance		10.00%